Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 81,313	$ 182,519
Short term investments - available for sale	94,059	138,317
Accounts receivable, net	382,924	342,581
Unbilled revenue	139,739	113,239
Other receivables	14,572	14,415
Deferred tax asset	20,653	28,644
Prepayments and other current assets	32,176	24,664
Income taxes receivable	32,661	9,049
Total current assets	798,097	853,428
Other Assets:
Property, plant and equipment, net	160,170	160,830
Goodwill	507,238	357,523
Non-current other assets	9,500	6,732
Non-current income taxes receivable	13,527	25,172
Non-current deferred tax asset	9,514	7,421
Intangible assets	27,694	31,354
Total Assets	1,525,740	1,442,460
Current Liabilities:
Accounts payable	10,903	4,594
Payments on account	290,754	297,347
Other liabilities	194,728	194,812
Income taxes payable	6,201	4,416
Total current liabilities	502,586	501,169
Other Liabilities:
Non-current other liabilities	7,717	11,198
Non-current government grants	1,282	1,359
Non-current income taxes payable	4,646	5,288
Non-current deferred tax liability	11,176	12,867
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 61,897,155 shares issued and outstanding at June 30, 2014 and 61,587,257 shares issued and outstanding at December 31, 2013	5,185	5,168
Additional paid-in capital	302,480	279,572
Capital redemption reserve	124	100
Accumulated other comprehensive income	1,331	1,960
Retained earnings	689,213	623,779
Total Shareholders' Equity	998,333	910,579
Total Liabilities and Shareholders' Equity	$ 1,525,740	$ 1,442,460